Unaudited Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Gross profit	$ 1,562,297	$ 1,542,979
Operating expenses:
Selling expenses	(1,004,786)	(1,094,833)
General and administrative expenses	(1,870,797)	(777,056)
Research and development expenses	(253,082)	(178,783)
Total operating expenses	(3,128,665)	(2,050,672)
Other income(expense):
Interest income	4,548	1,206
Interest expense	(286,827)	(253,691)
Government subsidies	1,536,455	345,245
Other income, net	191,016	669,837
Total other income	1,445,192	762,597
(Loss) income before income tax expense	(121,176)	254,904
Income tax benefit (expense)	91,751	(20,050)
Net (loss) income	(29,425)	234,854
Net (loss) income attributable to non-controlling interest	(42,581)	8,329
Net income attributable to ordinary shareholders	13,156	226,525
Other comprehensive (loss) income:
Foreign currency translation adjustment	(323,982)	114,727
Total comprehensive (loss) income	(353,407)	349,581
Total comprehensive (loss) income attributable to non-controlling interests	(115,044)	11,491
Total comprehensive (loss) income attributable to holders of ordinary shares	$ (238,363)	$ 338,090
Weighted average number of ordinary shares
Basic (in Shares)	14,591,942	12,500,000
Diluted (in Shares)	14,591,942	12,500,000
Basic earnings per ordinary share (in Dollars per share)	$ 0.01	$ 0.02
Dulited earnings per Ordinary Share (in Dollars per share)	$ 0.01	$ 0.02
Third Parties
Net revenue	$ 4,505,693	$ 5,075,986
Cost of revenues	(2,957,449)	(3,626,521)
Related Party
Net revenue	37,892	233,109
Cost of revenues	$ (23,839)	$ (139,595)